Putnam Investments
100 Federal Street
Boston, MA 02110
December 4, 2019

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Investment Funds (Reg. Nos. (33-56339) (811-07237)(the “Trust”), on behalf of its’ Putnam
Research Fund and Putnam Growth Opportunities Fund series (the “Funds”)
Post-Effective Amendment No. 214 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 214 to the Funds’ Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 26, 2019.

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext. 12577.

Very truly yours,

Putnam Investment Funds

/s/ Jonathan S. Horwitz
By:
Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:  James Thomas, Esq.